Goodwill and Intangible Assets, Net - Schedule of Future Amortization Expense (Details) - USD ($) $ in Millions	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2021	$ 72
2021and 2022	76	$ 170
2022 and 2023	28	76
2023 and 2024	20	28
2024 and 2025	19	20
2025 and Thereafter	5	19
Thereafter		5
Intangible Assets Subject to Amortization, Net	$ 220	$ 318	$ 569